Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Document Period End Date	Jun. 30, 2024
C000009558 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Portfolio
Class Name	Davis Financial Portfolio
Trading Symbol	QDFPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$40.31	0.77%*
*	Annualized.

Expenses Paid, Amount	$ 40.31
Expense Ratio, Percent	0.77% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund delivered a total return of 10.57%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 14% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+12% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Portfolio	26.32%	9.85%	9.24%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 51,800,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 150,500
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$51.8
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in thousands)	$150.5

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Banks	45.90%
Insurance	14.97%
Consumer Finance	14.69%
Capital Markets	11.79%
Financial Services	8.35%

[1]	Annualized.